SCHEDULE OF OUTSTANDING DEBT (Details) - USD ($) $ in Thousands		Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Empowered Dental loan, due December 2020				$ 25
PPP loan maturing May 2022	[1]		1,265	1,265
Total debt			1,265	1,290
Less current maturities			1,265	867
Long-term debt, net of current maturities				$ 423

[1]	Please see caption below for further discussion of the terms of the PPP loan.